Annual Fund Operating Expenses - Schwab Select Large Cap Growth Fund - Schwab Select Large Cap Growth Fund	Mar. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.74%